PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of November 30, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 97.6%
Common Stocks
Aerospace & Defense 2.7%
HEICO Corp.	366,495	$50,766,887
L3Harris Technologies, Inc.	125,113	26,158,626
		76,925,513
Auto Components 1.8%
Aptiv PLC*	320,764	51,434,507
Automobiles 0.2%
Arrival SA (Luxembourg)*(a)	588,302	5,524,156
Biotechnology 3.8%
Argenx SE (Netherlands), ADR*	51,179	14,289,689
Horizon Therapeutics PLC*	525,058	54,480,018
Intellia Therapeutics, Inc.*	97,710	11,237,627
Seagen, Inc.*	171,528	27,444,480
		107,451,814
Building Products 2.6%
AZEK Co., Inc. (The)*	923,898	36,235,280
Trane Technologies PLC	197,356	36,836,497
		73,071,777
Capital Markets 3.5%
Apollo Global Management, Inc.(a)	828,635	58,650,786
Ares Management Corp. (Class A Stock)	526,258	42,711,099
		101,361,885
Commercial Services & Supplies 2.4%
GFL Environmental, Inc. (Canada)(a)	1,226,944	47,360,038
IAA, Inc.*	446,672	21,574,258
		68,934,296
Construction & Engineering 2.4%
Quanta Services, Inc.	612,517	69,692,184
Containers & Packaging 1.8%
Crown Holdings, Inc.	498,064	52,695,171

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment 2.1%
AMETEK, Inc.	432,952	$59,097,948
Electronic Equipment, Instruments & Components 5.0%
Amphenol Corp. (Class A Stock)	628,447	50,640,259
Cognex Corp.	264,844	20,459,199
Littelfuse, Inc.	112,758	33,656,008
Teledyne Technologies, Inc.*	94,934	39,425,141
		144,180,607
Entertainment 0.7%
Roku, Inc.*	90,672	20,637,854
Food & Staples Retailing 1.5%
Performance Food Group Co.*	1,070,754	43,162,094
Food Products 0.9%
Freshpet, Inc.*	241,984	26,139,112
Health Care Equipment & Supplies 2.3%
Align Technology, Inc.*	72,251	44,183,654
Cooper Cos., Inc. (The)	59,347	22,342,365
		66,526,019
Health Care Providers & Services 3.3%
Molina Healthcare, Inc.*	198,006	56,467,351
Progyny, Inc.*	760,451	38,608,097
		95,075,448
Health Care Technology 0.5%
Definitive Healthcare Corp.*(a)	528,000	15,475,680
Hotels, Restaurants & Leisure 2.8%
Hilton Worldwide Holdings, Inc.*	425,787	57,511,050
Texas Roadhouse, Inc.	265,093	21,986,813
		79,497,863
Household Durables 1.5%
Lennar Corp. (Class A Stock)	406,294	42,681,185

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance 1.1%
Ryan Specialty Group Holdings, Inc. (Class A Stock)*	798,084	$30,542,675
Interactive Media & Services 1.4%
Pinterest, Inc. (Class A Stock)*	726,117	29,088,247
Vimeo, Inc.*	484,716	9,359,866
		38,448,113
Internet & Direct Marketing Retail 1.6%
Etsy, Inc.*	163,482	44,888,888
IT Services 7.1%
Gartner, Inc.*	129,786	40,525,678
Globant SA*	168,758	44,722,558
Jack Henry & Associates, Inc.	183,307	27,794,840
Okta, Inc.*	173,121	37,260,833
Shift4 Payments, Inc. (Class A Stock)*	581,201	30,234,076
WEX, Inc.*	168,131	21,255,121
		201,793,106
Leisure Products 0.9%
YETI Holdings, Inc.*	273,099	25,168,804
Life Sciences Tools & Services 5.7%
Agilent Technologies, Inc.	229,158	34,579,942
Avantor, Inc.*	1,570,271	61,994,299
IQVIA Holdings, Inc.*	255,803	66,286,232
		162,860,473
Machinery 1.8%
Nordson Corp.	202,578	51,493,302
Pharmaceuticals 1.7%
Catalent, Inc.*	378,971	48,758,409
Professional Services 1.6%
CoStar Group, Inc.*	586,052	45,571,403
Real Estate Management & Development 2.1%
CBRE Group, Inc. (Class A Stock)*	638,715	61,041,993

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Road & Rail 1.7%
J.B. Hunt Transport Services, Inc.	250,513	$47,888,065
Semiconductors & Semiconductor Equipment 8.2%
Enphase Energy, Inc.*	178,926	44,731,500
Entegris, Inc.	275,706	40,275,133
Marvell Technology, Inc.	686,260	48,841,124
Monolithic Power Systems, Inc.	54,151	29,970,413
ON Semiconductor Corp.*	720,449	44,257,182
Universal Display Corp.	179,548	25,684,341
		233,759,693
Software 14.7%
Avalara, Inc.*	201,538	28,150,828
Crowdstrike Holdings, Inc. (Class A Stock)*	149,049	32,364,500
DocuSign, Inc.*	164,814	40,603,577
Five9, Inc.*	281,171	40,019,068
HubSpot, Inc.*	58,858	47,493,109
Palo Alto Networks, Inc.*	127,299	69,624,915
Paycom Software, Inc.*	79,606	34,826,033
Paycor HCM, Inc.*(a)	651,568	19,182,162
RingCentral, Inc. (Class A Stock)*	146,844	31,715,367
Smartsheet, Inc. (Class A Stock)*	426,136	27,272,704
Trade Desk, Inc. (The) (Class A Stock)*	486,587	50,322,827
		421,575,090
Specialty Retail 5.6%
Burlington Stores, Inc.*	207,065	60,696,963
Five Below, Inc.*	271,829	55,300,892
O’Reilly Automotive, Inc.*	68,293	43,581,861
		159,579,716
Textiles, Apparel & Luxury Goods 0.6%
On Holding AG (Switzerland) (Class A Stock)*(a)	455,234	18,282,197

Total Long-Term Investments (cost $1,960,901,901)		2,791,217,040

Short-Term Investments 5.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	78,532,222	78,532,222

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $88,751,461; includes $88,746,437 of cash collateral for securities on loan)(b)(wa)	88,931,602	$88,869,351

Total Short-Term Investments (cost $167,283,683)		167,401,573

TOTAL INVESTMENTS 103.4% (cost $2,128,185,584)		2,958,618,613
Liabilities in excess of other assets (3.4)%		(97,574,055)

Net Assets 100.0%		$2,861,044,558

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $84,286,217; cash collateral of $88,746,437 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).